Fair Value of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Derivative [Line Items]
Total derivatives not designated as hedges	$ 1,066	[1]
Interest Rate Swap
Derivative [Line Items]
Interest rate swap	$ 1,066	[1]

[1]	Refer to disclosures within this footnote for additional information on Artisan's purpose for holding derivative instruments not designated as hedging instruments under FASB ASC 815-20.